As filed with the Securities and Exchange Commission on February 29, 2000
                                              1933 Act Registration No. 33-84186
                                                      1940 Act File No. 811-8774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]      Pre-Effective Amendment No.

[X]      Post-Effective Amendment No. 8

                                     and/or

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]      Amendment No. 9

                                 ROULSTON FUNDS
               (Exact Name of Registrant as Specified in Charter)

              3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 216/431-3000

    Scott D. Roulston, 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115
                     (Name and Address of Agent for Service)

              Copy to: Kristin H. Ives, Esq., Baker & Hostetler LLP
                   65 East State Street, Columbus, Ohio 43215

                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

___     immediately upon filing pursuant to paragraph (b)
_X_     on March 1, 2000 pursuant to paragraph (b)
___     60 days after filing pursuant to paragraph (a)(1)
___     on (date) pursuant to paragraph (a)(1)
___     75 days after filing pursuant to paragraph (a)(2)
___     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




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The sole purpose of this filing is to file Exhibit 99e(iii)D which was inadvertently omitted from Post-Effective Amendment No. 7, which was filed via EDGAR on February 28, 2000.

The Prospectus, Statement of Additional Information and Part C - except for the Signature Page - is incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement #33-84186 filed via EDGAR on February 28, 2000.
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                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 8 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement under the Securities Act of 1933 and Amendment No. 9 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland and State of Ohio on the 29th day of February, 2000.

                                          ROULSTON FUNDS

                                          By /s/ Scott D. Roulston
                                             ----------------------------
                                          Scott D. Roulston, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                                  Date
--------------------------------------------------------------------------------------------
/s/ Scott D. Roulston               President (Principal
--------------------------          Executive Officer) and Trustee         February 29, 2000
Scott D. Roulston


/s/ Kevin M. Crotty                 Treasurer                              February 29, 2000
--------------------------
Kevin M. Crotty


* /s/ Thomas V. Chema               Trustee                                February 29, 2000
--------------------------
Thomas V. Chema

* /s/ David B. Gale                 Trustee                                February 29, 2000
--------------------------
David B. Gale

*By /s/ Michelle A. Whalen
--------------------------
    Michelle A. Whalen, Attorney-In-Fact

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                                  EXHIBIT INDEX


Exhibit No.                Description
-----------                -----------


(e)(iii)(D) Amendment dated as of December 24, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company.